Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 100,484,576	$ 47,731,125
Investments, at fair value	31,942,458	21,089,997
Amounts receivable		2,837
Prepaid expenses and deposits	2,179,057	1,258,203
Sales taxes recoverable	1,807,182	1,024,369
Right-of-use assets		54,034
Other assets	107,376
Total current assets	136,520,649	71,160,565
Non-current assets
Exploration and evaluation assets	8,525,481	999,234
Property and equipment	2,914,459	1,377,129
Right-of-use assets	97,258
Total non-current assets	11,537,198	2,376,363
Total Assets	148,057,847	73,536,928
Current liabilities
Accounts payable and accrued liabilities	2,573,200	396,451
Flow-through share premium	10,129,196	185,431
Lease liabilities	54,250	53,201
Total current liabilities	12,756,646	635,083
Flow-through share premium	12,600,000
Lease liabilities	46,600
Total non-current liabilities	12,646,600
Total liabilities	25,403,246	635,083
EQUITY
Share capital	181,795,493	87,668,764
Reserves	30,474,764	24,208,662
Deficit	(89,615,656)	(38,975,581)
Total equity	122,654,601	72,901,845
Total Liabilities and Equity	$ 148,057,847	$ 73,536,928